UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)  (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:  650 312-2000

Date of fiscal year end:  5/31

Date of reporting period:  11/30/22

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

SEMIANNUAL REPORT

MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF A Series of Franklin Templeton ETF Trust November 30, 2022

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Martin Currie Sustainable International Equity ETF

This inaugural semiannual report for Martin Currie Sustainable International Equity ETF (the “Fund”) covers the period ended November 30, 2022. Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”). The Fund has an identical investment goal and substantially similar investment strategies as the predecessor mutual fund.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and equity-related securities of foreign companies and other investments with similar economic characteristics that meet the sub-advisor’s environmental, social and governance (ESG) criteria for the Fund. Subject to the ESG criteria, the Fund is generally unconstrained by any particular sector, geography or market capitalization.

Geographic Composition*

11/30/22

% of Total Net Assets
Europe	70.6%
North America	14.1%
Asia	10.1%
Australia & New Zealand	4.8%
Other Net Assets	0.4%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Top 10 Sectors/Industries

11/30/22

% of Total Net Assets
Life Sciences Tools & Services	11.4%
Health Care Equipment & Supplies	10.9%
Semiconductors & Semiconductor Equipment	10.8%
Chemicals	8.5%
Textiles, Apparel & Luxury Goods	8.4%
Building Products	8.2%
Electronic Equipment, Instruments & Components	6.2%
Machinery	6.1%
Personal Products	5.7%
Software	5.6%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -3.04% based on market price and -5.19% based on net asset value (NAV).1 In comparison, the MSCI All Country World Index (ACWI) ex-U.S. posted a -5.00% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

3. Effective September 30, 2021, the predecessor mutual fund changed its name from Martin Currie International Unconstrained Equity Fund to Martin Currie International Sustainable Equity Fund and adopted the Fund’s current ESG-related investment strategies.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 8.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Top 10 Holdings

11/30/22

Company Sector/Industry, Country	% of Total Net Assets
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	8.5%
Mettler-Toledo International Inc. Life Sciences Tools & Services, United States	7.2%
ResMed Inc. Health Care Equipment & Supplies, United States	6.9%
Linde PLC Chemicals, United Kingdom	6.2%
Hexagon AB, B Electronic Equipment, Instruments & Components, Sweden	6.2%
Atlas Copco AB, A Machinery, Sweden	6.1%
L’Oreal SA Personal Products, France	5.7%
CSL Ltd. Biotechnology, Australia	4.8%
AIA Group Ltd. Insurance, Hong Kong	4.7%
Assa Abloy AB, B Building Products, Sweden	4.7%

Top 10 Countries

11/30/22

% of Total Net Assets
Sweden	17.0%
United States	14.1%
France	14.0%
United Kingdom	10.7%
Netherlands	8.5%
Italy	8.3%
Ireland	6.9%
Australia	4.8%
Hong Kong	4.7%
Denmark	4.0%

CFA® is a trademark owned by CFA Institute.

Thank you for your participation in Martin Currie Sustainable International Equity ETF. We look forward to serving your future investment needs.

Zehrid Osmani

Lead Portfolio Manager

Ken Hughes, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2022, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Performance Summary as of November 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from the Fund’s inception (October 28, 2022) to the first day of secondary trading (October 31, 2022), the NAV performance of the class IS Shares of the predecessor mutual fund is used as a proxy for the Market Price to calculate Market Price returns. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/221

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
6-Month	-5.19%		-3.04%		-5.19%		-3.04%
1-Year	-27.06%		-25.41%		-27.06%		-25.41%
5-Year	+25.73%		+28.58%		+4.69%		+5.16%
Since Inception (11/30/15)	+51.29%		+54.72%		+6.09%		+6.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.75%

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may be significantly overweight to underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or sectors. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. The managers’ environmental social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forego favorable market opportunities or underperform strategies that are not subject to such criteria. ESG factors or criteria are subjective and qualitative, and the analysis by the manager may not always accurately assess ESG practices of a security or issuer, or reflect the opinions of other investors or advisors. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance and may not work as intended. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. In addition to the Fund’s operating expenses, the Fund will indirectly bear the operating expenses of any underlying funds. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized. The returns shown for periods ended on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During Period 6/1/22–11/30/22	[1]	Ending Account Value 11/30/22	Expenses Paid During Period 6/1/22–11/30/22	Net Annualized Expense Ratio
$1,000.00	$948.10	$3.66		$1,021.31	$3.80	0.75%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Martin Currie Sustainable International Equity ETF

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018
Per share operating performance[a] (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.88	$18.93	$12.72	$11.58	$11.55	$11.43

Income from investment operations[b]:

Net investment income (loss)[c]	(0.02)	0.10	0.04	0.02	0.10	0.17

Net realized and unrealized gains (losses)	(0.70)	(4.10)	6.19	1.17	0.21	0.27

Total from investment operations	(0.72)	(4.00)	6.23	1.19	0.31	0.44

Less distributions from:

Net investment income	—	—	(—)[d]	(0.05)	(0.16)	(0.17)

Net realized gains	—	(1.05)	(0.02)	—	(0.12)	(0.15)

Total distributions	—	(1.05)	(0.02)	(0.05)	(0.28)	(0.32)

Net asset value, end of period	$13.16	$13.88	$18.93	$12.72	$11.58	$11.55

Total return[e,f]	(5.19)%	(22.38)%	49.06%	10.26%	3.06%	3.86%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates	1.31%	1.50%	1.89%	4.61%[h]	5.22%[h]	4.38%

Expenses net of waiver and payments by affiliates	0.75%	0.75%	0.75%	0.75%[h]	0.75%[h]	0.78%

Net investment income (loss)	(0.24)%	0.57%	0.22%	0.14%	0.88%	1.42%

Supplemental data

Net assets, end of period (000’s)	$33,790	$40,848	$20,966	$4,783	$4,800	$4,655

Portfolio turnover rate	7.70%[i]	25.00%	49.00%	37.00%	63.00%	15.00%

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.005 per share.

eThe Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

fTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

gRatios are annualized for periods less than one year.

hReflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.

iPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, November 30, 2022 (unaudited)

Martin Currie Sustainable International Equity ETF

		Country	Shares	Value
	Common Stocks 99.6%
	Automobiles 4.2%
	Ferrari NV	Italy	6,528	$1,424,297

	Biotechnology 4.8%
	CSL Ltd.	Australia	8,151	1,638,218

	Building Products 8.2%
	Assa Abloy AB, B	Sweden	70,222	1,569,225
	Kingspan Group PLC	Ireland	21,544	1,185,448

				2,754,673

	Chemicals 8.6%
	Croda International PLC	United Kingdom	9,717	786,200
	Linde PLC	United Kingdom	6,379	2,102,460

				2,888,660

	Electronic Equipment, Instruments & Components 6.2%
	Hexagon AB, B	Sweden	188,143	2,084,538

	Food Products 3.4%
	Kerry Group PLC, A	Ireland	12,485	1,163,908

	Health Care Equipment & Supplies 10.9%
	Coloplast AS, B	Denmark	11,605	1,339,193
	ResMed Inc.	United States	104,563	2,342,364

				3,681,557

	Insurance 4.7%
	AIA Group Ltd.	Hong Kong	157,600	1,584,985

	Internet & Direct Marketing Retail 0.6%
a	Farfetch Ltd., A	United Kingdom	24,473	208,020

	Life Sciences Tools & Services 11.4%
a	Mettler-Toledo International Inc.	United States	1,658	2,436,530
a	Oxford Nanopore Technologies PLC	United Kingdom	121,258	369,680
a	Wuxi Biologics Cayman Inc.	China	161,500	1,037,631

				3,843,841

	Machinery 6.1%
	Atlas Copco AB, A	Sweden	170,143	2,060,773

	Personal Products 5.7%
	L’Oreal SA	France	5,239	1,913,910

	Semiconductors & Semiconductor Equipment 10.8%
	ASML Holding NV	Netherlands	5,002	2,889,838
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	9,246	767,233

				3,657,071

	Software 5.6%
	Dassault Systemes SE	France	40,998	1,481,063
	Nemetschek SE	Germany	8,751	419,888

				1,900,951

	Textiles, Apparel & Luxury Goods 8.4%
	Dr Martens PLC	United Kingdom	53,735	130,034
	Kering SA	France	2,256	1,318,008

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Martin Currie Sustainable International Equity ETF (continued)

	Country	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Moncler SpA	Italy	27,485	$1,388,111

			2,836,153

Total Common Stocks (Cost $34,286,951)			33,641,555

Total Investments (Cost $34,286,951) 99.6%			33,641,555
Other Assets, less Liabilities 0.4%			148,165

Net Assets 100.0%			$33,789,720

aNon-income producing.

See Abbreviations on page 20.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2022 (unaudited)

Martin Currie Sustainable International Equity ETFa

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 34,286,951
Value – Unaffiliated issuers	$ 33,641,555
Cash	135,953
Foreign currency, at value (cost $17,643)	17,325
Receivables:
Dividends	34,883
Investment securities sold	21,362

Total assets	33,851,078

Liabilities:
Payables:
Management fees	20,266
Transfer agent fees	718
Trustees’ fees and expenses	149
Custodian fees	851
Professional fees	5,746
Reports to shareholders	6,972
Accrued expenses and other liabilities	26,656

Total liabilities	61,358

Net assets, at value	$ 33,789,720

Net assets consist of:
Paid-in capital	$ 39,142,179
Total distributable earnings (loss)	(5,352,459)

Net assets, at value	$ 33,789,720

Shares outstanding	2,566,807

Net asset value per share	$ 13.16

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the period ended November 30, 2022 (unaudited)

Martin Currie Sustainable International Equity ETFa

Investment income:
Dividends: (net of foreign taxes)[b]
Unaffiliated issuers	$ 87,875
Interest:
Unaffiliated issuers	202

Total investment income	88,077

Expenses:
Management fees (Note 3a)	127,162
Fund accounting fees	32,233
Reports to shareholders	9,710
Registration and filing fees	30,527
Professional fees	10,336
Trustee fees	1,138
Other	5,774

Total expenses	216,880
Expenses waived/paid by affiliates (Note 3c)	(88,984)

Net expenses	127,896

Net investment income	(39,819)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,710,786)
Foreign currency transactions	1,411

Net realized gain (loss)	(3,709,375)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,321,200
Translation of other assets and liabilities denominated in foreign currencies	(2,003)

Net change in unrealized appreciation (depreciation)	1,319,197

Net realized and unrealized gain (loss)	(2,390,178)

Net increase (decrease) in net assets resulting from operations	$(2,429,997)

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

[b]Foreign taxes withheld on dividends	$19,828

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Martin Currie Sustainable International Equity ETFa

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(39,819)	$159,345
Net realized loss	(3,709,375)	(713,870)
Net change in unrealized appreciation (depreciation)	1,319,197	(9,373,421)

Net increase (decrease) in net assets resulting from operations	(2,429,997)	(9,927,946)

Distributions to shareholders (Note 1e)	—	(1,443,082)

Capital share transactions: (Note 2)	(5,725,867)	29,246,241

Net increase (decrease) in net assets	(8,155,864)	17,875,213
Net assets:
Beginning of period	41,945,584	24,070,371

End of period	$33,789,720	$41,945,584

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Martin Currie Sustainable International Equity ETF (the “Fund”) is a separate non-diversified investment series of the “Trust”. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”)

The Fund adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the fund (the “Reorganization”) that was effective after the market close on October 28, 2022. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 28, 2022 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares.

Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.

State Street Bank and Trust Company, serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Fund listed above. Prior to the Reorganizations, The Bank of New York Mellon was the Custodian and Franklin Templeton Investor Services, LLC was the Transfer Agent for the Target Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

The Fund have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on November 30, 2022. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments

During the period ended November 30, 2022, the Fund did not invest in derivative instruments.

d. Income and Deferred Taxes

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

f. Compensating Balance Arrangements

Prior to the reorganization, the predecessor mutual fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At November 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022

	Shares	Amount	Shares	Amount

Capital Transactions(a)
Shares sold	187,311	$2,390,852	2,095,132	$34,967,223
Shares reinvested	—	—	70,688	1,260,375
Shares redeemed	(562,488)	(7,201,694)	(331,581)	(5,789,430)

Net increase (decrease)	(375,177)	$(4,810,842)	1,834,239	$30,438,168

Class A(b)
Shares sold	4,822	60,967	32,274	540,466
Shares reinvested	—	—	1,355	23,847
Shares redeemed	(43,699)	(501,526)	(11,404)	(190,145)

Net increase (decrease)	(38,877)	$(440,559)	22,225	$374,168

Class I(b)
Shares sold	745	10,400	117,838	2,291,106
Shares reinvested	—	—	8,522	151,694
Shares redeemed	(41,637)	(484,866)	(233,235)	(4,008,895)

Net increase (decrease)	(40,892)	$(474,466)	(106,875)	$(1,566,095)

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into Martin Currie Sustainable International Equity ETF (the “Reorganization”). The predecessor mutual fund’s Class IS Shares’ performance and financial history have been adopted by Martin Currie Sustainable International Equity ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class IS Shares. Shares of the other classes of the predecessor mutual fund were converted into Class IS Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class IS Shares is included under “Shares sold”.

bShares of the other classes of the predecessor mutual fund were converted into Class IS Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class IS Shares is included under “Shares redeemed”.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Martin Currie Inc. (“Martin Currie”)	Sub-Advisor
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

Effective after the market close on October 28, 2022 pursuant to the investment management agreement with the Trust on behalf of the Fund, the Fund pays Advisers a unified management fee equal to the annual rate of 0.75% based on the average daily net assets of the Fund. Pursuant to the investment management agreement, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. Advisers pays Martin Currie for its services.

For the period June 1, 2022 through October 28, 2022 the predecessor mutual fund paid an investment management fee to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the investment advisor to the predecessor fund based on the average daily net assets of the fund as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

For its services, LMPFA paid Martin Currie monthly, an aggregate fee equal to 70% of the net management fee it receives from the predecessor mutual fund.

For the period ended November 30, 2022, the Fund’s annualized effective investment management fee rate based on average daily net assets was 0.75%.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund. For the period June 1, 2022 through October 28, 2022, LMPFA provided administrative and certain oversight services to the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2022, investments in affiliated management investment companies were as follows:

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses of the predecessor mututal fund may be carried over to offset future capital gains, if any. At May 31, 2022, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Long term	$392,685
Short term	265,477

Total capital loss carryforwards	$658,162

At November 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes of the Fund were as follows:

Cost of investments	$34,286,951

Unrealized appreciation	$2,660,261
Unrealized depreciation	(3,305,657)

Net unrealized appreciation (depreciation)	$(645,396)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended November 30, 2022 was $2,600,537 and $8,337,407, respectively.

6. Global Credit Facility

On February 4, 2022, the predecessor mutual fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the period ended November 30, 2022.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Concentration of Risk (continued)

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

8. Novel Coronavirus Pandemic

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

A summary of inputs used as of November 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Martin Currie Sustainable International Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$33,641,555	$—	$—	$33,641,555

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following. On November 12th, 2022, the Fund’s Board approved changing the Fund’s fiscal year end from May 31st to March 31st.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Martin Currie Sustainable International Equity ETF

(Fund)

At a meeting held on November 19, 2021 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of the Fund, and (ii) an investment sub-advisory agreement between FAV and Martin Currie, Inc. (Martin Currie), on behalf of the Fund (each a Management Agreement), for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FAV and Martin Currie are each referred to herein as a Manager

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and by FAV throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also considered management’s representation that the Fund was being established to acquire the assets of a series of Legg Mason Global Asset Management Trust, the Martin Currie Sustainable International Equity Fund (Legg Mason Fund), in connection with the reorganization of the Legg Mason Fund into the Fund. The Board noted that the current investment sub-adviser and portfolio managers for the Legg Mason Fund would sub-advise and manage the Fund. The Board then reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were explained at the Meeting.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders.

While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of each Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that the Fund was being established to acquire the assets of the Legg Mason Fund and that the current investment sub-adviser and portfolio managers for the Legg Mason Fund would sub-advise and manage the Fund. Accordingly, the Board further noted the historical performance information of the Legg Mason Fund. The Board considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee (as defined below). The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by

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Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group. The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, five international multi-cap growth funds, one international multi-cap core fund, one international small-/mid-cap growth fund, two international multi-cap value funds, and one international small-/mid-cap value fund. The Board noted that the proposed Management Rate and total expense ratio for the Fund was above the median of its Expense Group. The Board also noted that the Fund proposed to implement a unified management fee (Unified Fee). The Board further noted that pursuant to the Unified Fee arrangement FAV would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted that the fee paid to Martin Currie would be paid out of the Unified Fee FAV receives from the Fund, as applicable.

Profitability

The Board noted that each Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for its respective Managers and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the applicable Management Agreements for the Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The investment manager delegates to the sub-adviser (Martin Currie) the responsibility to vote proxies related to the portfolio securities held by the Fund. The sub-adviser votes proxies in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the sub-adviser. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Results of Special Meeting of Shareholders

A special meeting of shareholders of Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”), a series of Legg Mason Global Asset Management Trust (the “Legg Mason Trust”), was held on June 30, 2022, for shareholders of the predecessor mutual fund on record as of April 20, 2022 (the “Record Date”), to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) between the Legg Mason Trust, on behalf of the predecessor mutual fund, and the Franklin Templeton ETF Trust (the “ETF Trust”), on behalf of the Martin Currie Sustainable International Equity ETF (the “Fund”), a newly-created series of the ETF Trust, that

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provided for: (i) the acquisition of the assets and assumption of the liabilities of the predecessor mutual fund, (ii) the pro rata distribution of such shares to the shareholders of the predecessor mutual fund, and (iii) the complete liquidation and dissolution of the predecessor mutual fund.

Shareholders of the predecessor mutual fund voted together as a single class to approve the Proposal.

Shareholders of the predecessor mutual fund voted as indicated below (vote totals are rounded to the nearest whole number).

Overall Voting Power	Voting Power Represented at the Meeting	% of Outstanding Securities Voted
45,422,459	34,857,504	77

For	% Voting For	Against	% Voting Against	Abstain	% Voting Abstain
34,857,504	100	0	0	0	0

Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund reorganized into the Fund.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

franklintempleton.com	Semiannual Report	23

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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Semiannual Report
Martin Currie Sustainable International Equity ETF

Investment Manager Franklin Advisers, Inc. Subadvisor Martin Currie Inc.	Distributor Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

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© 2023 Franklin Templeton Investments. All rights reserved.	MCSE S 01/23

b.) Not Applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed- End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                    N/A

Item  13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 27, 2023

By	S\VIVEK PAI
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date	January 27, 2023